Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents

6.	Cash and cash equivalents

Cash and cash equivalents consist of cash, bank accounts and highly liquid short-term investments that are readily convertible into a known amount of cash, with a maturity of three months or less and subject to an insignificant risk of change in value.

	Rate	2023	2022

Cash and banks – Brazil		246	99
Cash and banks – Abroad	(*)	74	79
Short-term investments - Brazil	(**)	2,651	3,573
		2,971	3,751
(*)	As of December 31, 2023, refers to funds from the Company, of which R$74 are denominated in the United States of America in US Dollars (R$ 79 on December 31,2022)
(**)	Refers substantially to highly liquid investments bearing interest at a weighted average rate of 100.15% (101.38% on December 31, 2022) of the Brazilian Interbank Deposit Certificate (“CDI”)